ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement1 [Line Items]
Total sales consideration	$ 36,481
Carrying amount of net assets sold	(34,289)
Reclassification of translation reserve to profit or loss	1,063
Gain on sale before income tax	3,255
Net cash inflow arising on disposal
Total sales consideration	36,481
Less: Net settlement of amount due to related parties	(3,229)
Cash consideration received	33,252
Cash and cash equivalents disposed of	(7,934)
Consideration Received Net	$ 25,318